Earnings Per Share - Summary of Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Net income	R$ 26,760	R$ 18,896	R$ 27,113
Minimum non-cumulative dividends on preferred shares	(106)	(106)	(105)
Total net income available to ordinary equity owners	26,760	18,896	27,113
Retained earnings to be distributed to common equity owners in an amount per share equal to the minimum dividend payable to preferred equity owners	R$ (109)	R$ (109)	R$ (109)
Basic earnings per share – R$
Preferred	4,818,741,579	4,801,324,161	4,781,855,588
Incremental from stock options granted under our share-based payment	54,300,535	41,909,674	45,069,519
Ordinary shares [member]
Earnings per share [line items]
Net income	R$ 13,571	R$ 9,600	R$ 13,802
Weighted average number of shares outstanding	4,958,290,359	4,958,290,359	4,958,290,359
Total net income available to ordinary equity owners	R$ 13,571	R$ 9,600	R$ 13,802
Dividend on preferred shares after dilution effects	(75)	(41)	(64)
Retained earnings to be distributed, on a pro rata basis, to common and preferred equity owners:
Retained earnings	13,462	9,491	13,693
Net income available to ordinary equity owners considering preferred shares afterthe dilution effect	R$ 13,496	R$ 9,559	R$ 13,738
Basic earnings per share – R$
Basic earnings per share	R$ 2.74	R$ 1.94	R$ 2.78
Preferred	4,958,290,359	4,958,290,359	4,958,290,359
Common	4,958,290,359	4,958,290,359	4,958,290,359
Common	R$ 2.72	R$ 1.93	R$ 2.77
Preference shares [member]
Earnings per share [line items]
Net income	R$ 13,189	R$ 9,296	R$ 13,311
Weighted average number of shares outstanding	4,818,741,579	4,801,324,161	4,781,855,588
Total net income available to ordinary equity owners	R$ 13,189	R$ 9,296	R$ 13,311
Dividend on preferred shares after dilution effects	75	41	64
Retained earnings to be distributed, on a pro rata basis, to common and preferred equity owners:
Retained earnings	13,083	9,190	13,206
Net income available to ordinary equity owners considering preferred shares afterthe dilution effect	R$ 13,264	R$ 9,337	R$ 13,375
Basic earnings per share – R$
Basic earnings per share	R$ 2.74	R$ 1.94	R$ 2.78
Preferred	4,873,042,114	4,843,233,835	4,826,925,107
Common	4,818,741,579	4,801,324,161	4,781,855,588
Common	R$ 2.72	R$ 1.93	R$ 2.77